Other Receivables	12 Months Ended
Jun. 30, 2026
Other Receivables [Abstract]
OTHER RECEIVABLES
7.	OTHER RECEIVABLES

	30 June 2026 $	30 June 2025 $
Security deposit	13,673	4,650
GST / VAT receivable	32,416	32,916
Other receivables	1,159,996	10,328
	1,206,085	47,894

These amounts arise from the usual operating activities of the Group and, with the exception of interest receivable on restricted cash, are non-interest bearing. The debtors do not contain any overdue or impaired receivables. The lifetime expected credit loss allowance is not material.